UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4526

Name of Registrant:	Vanguard Quantitative Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

Item 1:	Schedule of Investments

Vanguard Growth & Income Fund
Schedule of Investments
December 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.0%)

Consumer Discretionary (9.3%)
Time Warner, Inc.	9,457,100	156,137
Sherwin-Williams Co.	1,709,700	99,231
News Corp., Class A	4,536,900	92,961
The Walt Disney Co.	2,776,685	89,631
* Amazon.com, Inc.	914,300	84,701
Omnicom Group Inc.	992,600	47,178
NIKE, Inc. Class B	649,100	41,698
* Big Lots Inc.	2,539,700	40,610
Family Dollar Stores, Inc.	1,709,600	32,876
Gannett Co., Inc.	179,900	7,016
Wyndham Worldwide Corp.	278,400	6,559
Hasbro, Inc.	209,700	5,364
* Viacom Inc. Class B	103,500	4,546

		708,508

Consumer Staples (9.5%)
The Procter & Gamble Co.	2,903,600	213,182
Wal-Mart Stores, Inc.	3,054,500	145,180
Sysco Corp.	4,504,500	140,585
The Kroger Co.	2,500,900	66,799
PepsiCo, Inc.	877,700	66,617
The Pepsi Bottling Group, Inc.	1,166,900	46,046
Altria Group, Inc.	357,400	27,012
UST, Inc.	207,900	11,393
SuperValu Inc.	147,800	5,545

		722,359

Energy (13.7%)
ExxonMobil Corp.	3,248,236	304,327
Valero Energy Corp.	2,522,100	176,623
XTO Energy, Inc.	3,175,300	163,083
* National Oilwell Varco Inc.	2,136,800	156,969
Chevron Corp.	884,400	82,541
ConocoPhillips Co.	903,919	79,816
Chesapeake Energy Corp.	1,924,500	75,440
Tesoro Corp.	80,300	3,830

		1,042,629

Financials (15.4%)
Citigroup, Inc.	6,002,500	176,714
American International Group, Inc.	2,956,800	172,382
JPMorgan Chase & Co.	2,979,700	130,064
Prudential Financial, Inc.	1,309,100	121,799
Wachovia Corp.	2,806,050	106,714
Fifth Third Bancorp	2,558,400	64,293
Bank of America Corp.	1,515,699	62,538
Safeco Corp.	1,079,400	60,101
American Capital Strategies, Ltd.	1,662,800	54,806
American Express Co.	1,005,000	52,280
Cincinnati Financial Corp.	1,156,808	45,740
ProLogis REIT	423,500	26,841
Washington Mutual, Inc.	1,800,300	24,502
MetLife, Inc.	395,500	24,371
Host Hotels & Resorts Inc. REIT	934,100	15,917
The Goldman Sachs Group, Inc.	67,200	14,451
Morgan Stanley	227,300	12,072

		1,165,585

Health Care (12.2%)
Pfizer Inc.	6,594,627	149,896
Aetna Inc.	2,188,100	126,319
* Zimmer Holdings, Inc.	1,828,100	120,929
CIGNA Corp.	1,814,700	97,504
Stryker Corp.	1,019,600	76,185
Johnson & Johnson	1,104,900	73,697
AmerisourceBergen Corp.	1,619,700	72,676
Eli Lilly & Co.	1,012,000	54,031
* Express Scripts Inc.	655,200	47,830
* Celgene Corp.	985,400	45,535
* Humana Inc.	326,300	24,574
Baxter International, Inc.	373,000	21,653
Schering-Plough Corp.	387,800	10,331
* Medco Health Solutions, Inc.	45,900	4,654

		925,814

Industrials (12.2%)
General Electric Co.	7,885,200	292,304
CSX Corp.	2,556,900	112,453
Lockheed Martin Corp.	796,800	83,871
Northrop Grumman Corp.	1,038,000	81,628
Tyco International, Ltd.	2,019,200	80,061
The Boeing Co.	826,500	72,286
Precision Castparts Corp.	354,600	49,183
ITT Industries, Inc.	631,000	41,671
* Allied Waste Industries, Inc.	3,747,500	41,298
* Jacobs Engineering Group Inc.	423,500	40,491
L-3 Communications Holdings, Inc.	202,400	21,442
Eaton Corp.	53,500	5,187
W.W. Grainger, Inc.	54,300	4,752

		926,627

Information Technology (16.8%)
* Apple Inc.	1,335,300	264,496
International Business Machines Corp.	1,704,500	184,256
QUALCOMM Inc.	4,523,900	178,015
Applied Materials, Inc.	7,648,300	135,834
* Oracle Corp.	5,721,700	129,196
Texas Instruments, Inc.	2,460,300	82,174
Microsoft Corp.	1,929,700	68,697
* Google Inc.	89,500	61,887
Xerox Corp.	2,604,300	42,164
* EMC Corp.	1,442,800	26,735
Hewlett-Packard Co.	484,400	24,453
* ADC Telecommunications, Inc.	1,383,900	21,520
* Cognizant Technology Solutions Corp.	544,900	18,494
* Juniper Networks, Inc.	435,000	14,442
* MEMC Electronic Materials, Inc.	107,100	9,477
* Cisco Systems, Inc.	232,800	6,302
* Computer Sciences Corp.	87,800	4,344
* Verigy Ltd.	1	0

		1,272,486

Materials (3.4%)
Freeport-McMoRan Copper & Gold, Inc. Class B	1,487,996	152,430
E.I. du Pont de Nemours & Co.	1,107,200	48,816
Dow Chemical Co.	1,021,000	40,248
Ball Corp.	432,500	19,463

		260,957

Telecommunication Services (2.4%)
AT&T Inc.	2,573,800	106,967
* Qwest Communications International Inc.	6,178,700	43,313
CenturyTel, Inc.	742,600	30,788
Windstream Corp.	296,700	3,863

		184,931

Utilities (4.1%)
Public Service Enterprise Group, Inc.	1,517,800	149,109
PG&E Corp.	2,157,500	92,967
Duke Energy Corp.	1,916,200	38,650
CenterPoint Energy Inc.	1,855,500	31,785

		312,511

Total Common Stocks
(Cost $6,914,016)		7,522,407

Temporary Cash Investments (1.3%)

Money Market Fund (1.2%)
[1] Vanguard Market Liquidity Fund, 4.664%	90,280,700	90,281
	Face
	Amount
	($000)

U.S. Government Obligation (0.1%)
U.S. Treasury Bill
[2] 2.820%, 3/20/08	3,900	3,873

Total Temporary Cash Investments
(Cost $94,157)		94,154

Total Investments (100.3%)
(Cost $7,008,173)		7,616,561

Other Assets and Liabilities-Net (-0.3%)		(25,780)

Net Assets (100%)		7,590,781

*  Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Securities with a value of $3,873,000 have been segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2007, the cost of investment securities for tax purposes was $7,008,173,000. Net unrealized appreciation of investment securities for tax purposes was $608,388,000, consisting of unrealized gains of $1,097,895,000 on securities that had risen in value since their purchase and $489,507,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	207	76,445	1,039

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Structured Broad Market Fund
Schedule of Investments
December 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.7%)

Consumer Discretionary (9.8%)
McDonald's Corp.	27,360	1,612
The Walt Disney Co.	46,090	1,488
Time Warner, Inc.	78,390	1,294
Home Depot, Inc.	41,920	1,129
NIKE, Inc. Class B	16,220	1,042
Yum! Brands, Inc.	26,020	996
CBS Corp.	32,955	898
Johnson Controls, Inc.	24,700	890
* Liberty Media Corp.-Capital Series A	7,600	885
Omnicom Group Inc.	17,660	839
* Ford Motor Co.	124,200	836
Lowe's Cos., Inc.	36,670	829
* Amazon.com, Inc.	8,200	760
* Viacom Inc. Class B	16,995	746
Whirlpool Corp.	8,700	710
* AutoZone Inc.	5,800	695
Sherwin-Williams Co.	11,900	691
* Comcast Corp. Class A	37,365	682
* Mohawk Industries, Inc.	8,400	625
Burger King Holdings Inc.	21,800	621
Carnival Corp.	13,700	609
Eastman Kodak Co.	26,200	573
Ross Stores, Inc.	21,300	545
News Corp., Class A	26,490	543
* Aeropostale, Inc.	19,950	529
Wynn Resorts Ltd.	4,700	527
Target Corp.	10,290	514
* DreamWorks Animation SKG, Inc.	19,800	506
* Expedia, Inc.	15,700	496
* NVR, Inc.	900	472
Wyndham Worldwide Corp.	19,694	464
* Clear Channel Outdoor Holdings, Inc. Class A	16,710	462
Darden Restaurants Inc.	16,200	449
The Gap, Inc.	20,700	441
* EchoStar Communications Corp. Class A	10,650	402
RadioShack Corp.	19,000	320
Family Dollar Stores, Inc.	15,600	300
* A.C. Moore Arts & Crafts, Inc.	18,900	260
* Jack in the Box Inc.	9,600	247
* ^ Jos. A. Bank Clothiers, Inc.	8,300	236
Clear Channel Communications, Inc.	6,000	207
Regis Corp.	5,500	154
Men's Wearhouse, Inc.	5,650	152
* Lear Corp.	5,100	141
Oxford Industries, Inc.	5,200	134
UniFirst Corp.	3,500	133
* Las Vegas Sands Corp.	900	93
Genuine Parts Co.	1,700	79
CSS Industries, Inc.	2,000	73
* Dollar Tree Stores, Inc.	2,200	57
* GameStop Corp. Class A	900	56
Nordstrom, Inc.	1,300	48
Regal Entertainment Group Class A	2,500	45
Sonic Automotive, Inc.	2,300	45
Stewart Enterprises, Inc. Class A	3,997	36
* Valassis Communications, Inc.	2,700	32
Best Buy Co., Inc.	590	31
* Town Sports International Holdings, Inc.	3,221	31
* Perry Ellis International Corp.	2,000	31
* hhgregg, Inc.	2,200	30
The Stanley Works	600	29
* Scholastic Corp.	800	28
The McGraw-Hill Cos., Inc.	500	22
American Greetings Corp. Class A	1,000	20
* DIRECTV Group, Inc.	770	18
Jackson Hewitt Tax Service Inc.	528	17
* Starbucks Corp.	460	9
* Nexstar Broadcasting Group, Inc.	400	4

		28,918

Consumer Staples (9.1%)
The Procter & Gamble Co.	58,520	4,297
Altria Group, Inc.	43,050	3,254
The Coca-Cola Co.	42,790	2,626
PepsiCo, Inc.	32,530	2,469
Wal-Mart Stores, Inc.	51,110	2,429
Colgate-Palmolive Co.	13,330	1,039
The Kroger Co.	34,600	924
Walgreen Co.	21,830	831
Kimberly-Clark Corp.	11,970	830
CVS/Caremark Corp.	19,736	784
ConAgra Foods, Inc.	32,400	771
Molson Coors Brewing Co. Class B	14,800	764
* Fresh Del Monte Produce Inc.	22,500	756
Kraft Foods Inc.	21,229	693
The Pepsi Bottling Group, Inc.	17,300	683
* NBTY, Inc.	16,200	444
Anheuser-Busch Cos., Inc.	8,090	423
Corn Products International, Inc.	11,510	423
Reynolds American Inc.	5,640	372
* Winn-Dixie Stores, Inc.	21,047	355
Nash-Finch Co.	8,989	317
General Mills, Inc.	5,400	308
Archer-Daniels-Midland Co.	5,700	265
Safeway, Inc.	7,100	243
Costco Wholesale Corp.	3,370	235
Sanderson Farms, Inc.	5,600	189
Sara Lee Corp.	3,000	48
SuperValu Inc.	1,100	41
The Estee Lauder Cos. Inc. Class A	700	31

		26,844

Energy (12.0%)
ExxonMobil Corp.	100,220	9,390
Chevron Corp.	36,265	3,385
ConocoPhillips Co.	32,354	2,857
Schlumberger Ltd.	20,500	2,017
Occidental Petroleum Corp.	19,840	1,527
Hess Corp.	11,700	1,180
* National Oilwell Varco Inc.	15,800	1,161
Marathon Oil Corp.	18,740	1,140
* Transocean, Inc.	7,960	1,139
Chesapeake Energy Corp.	25,000	980
Valero Energy Corp.	13,892	973
Noble Energy, Inc.	11,400	907
Noble Corp.	15,600	882
ENSCO International, Inc.	13,330	795
Apache Corp.	6,240	671
* Pride International, Inc.	19,200	651
* Bristow Group, Inc.	11,400	646
* Continental Resources, Inc.	18,900	494
Helmerich & Payne, Inc.	11,600	465
* Grey Wolf, Inc.	84,920	453
Tidewater Inc.	8,200	450
* Cameron International Corp.	9,200	443
* Gulfmark Offshore, Inc.	9,300	435
Devon Energy Corp.	4,860	432
Sunoco, Inc.	5,900	427
* Bois d'Arc Energy, Inc.	17,400	345
Halliburton Co.	7,970	302
Anadarko Petroleum Corp.	3,440	226
* Swift Energy Co.	4,500	199
* Superior Energy Services, Inc.	5,600	193
Baker Hughes, Inc.	2,260	183
Overseas Shipholding Group Inc.	1,100	82
* Parker Drilling Co.	8,000	60
General Maritime Corp.	1,300	32
Holly Corp.	400	20

		35,542

Financials (17.4%)
Bank of America Corp.	75,582	3,118
JPMorgan Chase & Co.	70,046	3,057
Citigroup, Inc.	83,220	2,450
American International Group, Inc.	35,800	2,087
Wells Fargo & Co.	60,410	1,824
The Goldman Sachs Group, Inc.	7,830	1,684
Morgan Stanley	25,650	1,362
U.S. Bancorp	40,350	1,281
American Express Co.	22,720	1,182
Wachovia Corp.	29,216	1,111
ACE Ltd.	15,800	976
The Travelers Cos., Inc.	18,040	971
State Street Corp.	11,400	926
Fannie Mae	22,090	883
The Allstate Corp.	16,470	860
MetLife, Inc.	13,500	832
Ameriprise Financial, Inc.	14,700	810
The Hartford Financial Services Group Inc.	9,070	791
Charles Schwab Corp.	30,300	774
XL Capital Ltd. Class A	14,900	750
* MF Global Ltd.	23,800	749
Everest Re Group, Ltd.	7,100	713
Bank of New York Mellon Corp.	14,412	703
The Chubb Corp.	12,770	697
Commerce Bancshares, Inc.	14,800	664
Northern Trust Corp.	8,500	651
Marshall & Ilsley Corp.	24,400	646
Raymond James Financial, Inc.	19,700	643
Franklin Resources Corp.	5,610	642
Simon Property Group, Inc. REIT	6,996	608
Merrill Lynch & Co., Inc.	11,140	598
Discover Financial Services	39,200	591
KeyCorp	25,150	590
ProLogis REIT	9,200	583
* Affiliated Managers Group, Inc.	4,800	564
Comerica, Inc.	12,200	531
Endurance Specialty Holdings Ltd.	12,700	530
Prudential Financial, Inc.	5,540	515
Cash America International Inc.	14,700	475
HCP, Inc. REIT	13,600	473
PartnerRe Ltd.	5,500	454
Vornado Realty Trust REIT	5,100	449
General Growth Properties Inc. REIT	10,600	436
SunTrust Banks, Inc.	6,590	412
Unum Group	17,100	407
Fifth Third Bancorp	15,200	382
Southwest Bancorp, Inc.	19,800	363
CNA Financial Corp.	10,600	357
SL Green Realty Corp. REIT	3,700	346
* First Federal Financial Corp.	9,600	344
Colonial BancGroup, Inc.	24,200	328
WSFS Financial Corp.	6,500	326
Lehman Brothers Holdings, Inc.	4,780	313
BB&T Corp.	9,980	306
PNC Financial Services Group	4,640	305
Taubman Co. REIT	6,000	295
Nationwide Financial Services, Inc.	6,500	293
Forest City Enterprise Class A	6,500	289
Host Hotels & Resorts Inc. REIT	15,900	271
Legg Mason Inc.	3,700	271
Plum Creek Timber Co. Inc. REIT	5,300	244
Pennsylvania REIT	8,100	240
AFLAC Inc.	3,740	234
Colonial Properties Trust REIT	9,300	210
The First Marblehead Corp.	12,819	196
Synovus Financial Corp.	7,880	190
Apollo Investment Corp.	11,000	187
The Macerich Co. REIT	2,600	185
First Community Bancshares, Inc.	5,724	182
Nationwide Health Properties, Inc. REIT	5,500	173
UnionBanCal Corp.	3,483	170
Aspen Insurance Holdings Ltd.	5,900	170
Boston Properties, Inc. REIT	1,700	156
Assurant, Inc.	2,188	146
CME Group, Inc.	200	137
* Arch Capital Group Ltd.	1,900	134
American Capital Strategies, Ltd.	3,800	125
Odyssey Re Holdings Corp.	3,400	125
Freddie Mac	3,640	124
Bank of Hawaii Corp.	2,300	118
Federal Realty Investment Trust REIT	1,300	107
WesBanco, Inc.	4,700	97
Associated Estates Realty Corp. REIT	9,500	90
Apartment Investment & Management Co. Class A REIT	2,540	88
Kite Realty Group Trust REIT	5,600	85
Great Southern Bancorp, Inc.	3,200	70
City Bank Lynnwood (WA)	3,100	69
Kimco Realty Corp. REIT	1,900	69
* CB Richard Ellis Group, Inc.	3,100	67
Axis Capital Holdings Ltd.	1,700	66
Advanta Corp. Class B	7,803	63
FirstMerit Corp.	3,100	62
Loews Corp.	1,210	61
Capital One Financial Corp.	1,260	60
ViewPoint Financial Group	3,100	51
^ Sierra Bancorp	2,000	50
Oriental Financial Group Inc.	2,100	28
iStar Financial Inc. REIT	600	16
Jones Lang LaSalle Inc.	200	14
Washington Mutual, Inc.	233	3

		51,504

Health Care (11.9%)
Johnson & Johnson	49,505	3,302
Pfizer Inc.	139,380	3,168
Merck & Co., Inc.	45,010	2,615
UnitedHealth Group Inc.	24,150	1,406
Abbott Laboratories	23,000	1,291
Eli Lilly & Co.	23,520	1,256
* WellPoint Inc.	14,250	1,250
Bristol-Myers Squibb Co.	47,030	1,247
* Medco Health Solutions, Inc.	11,800	1,197
Wyeth	25,240	1,115
McKesson Corp.	15,700	1,028
Baxter International, Inc.	17,060	990
Schering-Plough Corp.	36,710	978
* Express Scripts Inc.	12,400	905
CIGNA Corp.	16,550	889
Aetna Inc.	14,680	847
* Humana Inc.	11,000	828
Medtronic, Inc.	15,530	781
AmerisourceBergen Corp.	16,700	749
* Laboratory Corp. of America Holdings	9,100	687
* Amgen, Inc.	14,315	665
* Forest Laboratories, Inc.	17,600	641
* Kinetic Concepts, Inc.	11,700	627
* Warner Chilcott Ltd.	35,000	621
* Biogen Idec Inc.	10,500	598
* Endo Pharmaceuticals Holdings, Inc.	20,200	539
* Watson Pharmaceuticals, Inc.	19,700	535
* OSI Pharmaceuticals, Inc.	10,200	495
* Gilead Sciences, Inc.	10,180	468
* Myriad Genetics, Inc.	10,000	464
* K-V Pharmaceutical Co. Class A	15,400	439
* Onyx Pharmaceuticals, Inc.	7,500	417
Becton, Dickinson & Co.	4,420	369
* Genentech, Inc.	4,320	290
* GTx, Inc.	17,700	254
* Pediatrix Medical Group, Inc.	3,600	245
Chemed Corp.	4,100	229
Perrigo Co.	3,800	133
* Cypress Bioscience, Inc.	10,500	116
Cardinal Health, Inc.	1,710	99
* Cynosure Inc.	3,000	79
Stryker Corp.	1,000	75
* XenoPort, Inc.	1,247	70
* MGI Pharma, Inc.	1,500	61
* Obagi Medical Products, Inc.	2,600	48
* MedCath Corp.	1,900	47
* Apria Healthcare Group Inc.	1,350	29
* Gentiva Health Services, Inc.	1,300	25
* Skilled Healthcare Group Inc.	1,400	20
* Boston Scientific Corp.	1,509	17
* Align Technology, Inc.	1,000	17
* Metabolix Inc.	400	9

		35,270

Industrials (11.9%)
General Electric Co.	181,380	6,724
The Boeing Co.	17,460	1,527
United Parcel Service, Inc.	16,580	1,173
Caterpillar, Inc.	16,120	1,170
Honeywell International Inc.	18,870	1,162
Deere & Co.	12,000	1,117
United Technologies Corp.	14,140	1,082
Textron, Inc.	14,188	1,012
PACCAR, Inc.	18,205	992
CSX Corp.	22,400	985
Lockheed Martin Corp.	9,050	953
Union Pacific Corp.	7,400	930
Parker Hannifin Corp.	11,400	859
3M Co.	9,830	829
Cooper Industries, Inc. Class A	15,400	814
Northrop Grumman Corp.	10,030	789
Raytheon Co.	12,700	771
Waste Management, Inc.	23,200	758
R.R. Donnelley & Sons Co.	20,000	755
Cummins Inc.	5,560	708
W.W. Grainger, Inc.	7,221	632
Barnes Group, Inc.	18,500	618
Ingersoll-Rand Co.	12,900	599
Manpower Inc.	10,400	592
Emerson Electric Co.	9,040	512
* Allied Waste Industries, Inc.	45,320	499
Acuity Brands, Inc.	10,600	477
Belden Inc.	10,400	463
* Hertz Global Holdings Inc.	29,100	462
GATX Corp.	12,320	452
* Shaw Group, Inc.	7,200	435
* Gardner Denver Inc.	12,200	403
Trinity Industries, Inc.	13,600	378
General Dynamics Corp.	3,850	343
* AMR Corp.	20,510	288
* AGCO Corp.	4,000	272
A.O. Smith Corp.	7,200	252
L-3 Communications Holdings, Inc.	2,300	244
* Northwest Airlines Corp.	16,700	242
Burlington Northern Santa Fe Corp.	2,770	231
FedEx Corp.	2,460	219
Illinois Tool Works, Inc.	4,080	218
Kennametal, Inc.	4,800	182
* RSC Holdings Inc.	12,400	156
* Perini Corp.	3,600	149
Apogee Enterprises, Inc.	8,400	144
* TBS International Ltd.	4,100	136
* GrafTech International Ltd.	6,500	115
The Manitowoc Co., Inc.	2,100	103
* United Stationers, Inc.	2,100	97
* Saia, Inc.	6,515	87
Danaher Corp.	800	70
Tyco International, Ltd.	1,650	65
Bowne & Co., Inc.	2,700	47
* TrueBlue, Inc.	300	4

		35,296

Information Technology (16.6%)
Microsoft Corp.	160,198	5,703
* Cisco Systems, Inc.	123,450	3,342
* Apple Inc.	15,820	3,134
International Business Machines Corp.	28,210	3,049
Hewlett-Packard Co.	55,430	2,798
* Google Inc.	3,860	2,669
Intel Corp.	95,790	2,554
* Oracle Corp.	83,900	1,894
Texas Instruments, Inc.	36,070	1,205
MasterCard, Inc. Class A	4,800	1,033
Corning, Inc.	41,470	995
* NVIDIA Corp.	28,150	958
Accenture Ltd.	26,100	940
QUALCOMM Inc.	23,620	929
* BMC Software, Inc.	23,400	834
Seagate Technology	32,300	824
* Sun Microsystems, Inc.	43,350	786
* Intuit, Inc.	24,000	759
Automatic Data Processing, Inc.	16,980	756
Xerox Corp.	45,700	740
* Dell Inc.	29,980	735
Xilinx, Inc.	33,000	722
Electronic Data Systems Corp.	29,440	610
* Avnet, Inc.	17,200	601
* CommScope, Inc.	11,900	586
* MEMC Electronic Materials, Inc.	6,420	568
Total System Services, Inc.	20,200	566
* Cadence Design Systems, Inc.	32,600	554
* eBay Inc.	13,910	462
* SAVVIS, Inc.	16,500	460
* SPSS, Inc.	12,700	456
* EMC Corp.	23,430	434
* Vishay Intertechnology, Inc.	37,800	431
Applied Materials, Inc.	23,800	423
* Teradyne, Inc.	39,400	407
* Skyworks Solutions, Inc.	46,100	392
Motorola, Inc.	23,630	379
* Virtusa Corp.	21,800	378
* Novatel Wireless, Inc.	22,200	360
* Intevac, Inc.	23,300	339
* Computer Sciences Corp.	6,500	322
* ON Semiconductor Corp.	35,500	315
* Interwoven Inc.	18,100	257
* Yahoo! Inc.	10,870	253
* Vignette Corp.	14,900	218
Tyco Electronics Ltd.	5,850	217
* Cymer, Inc.	5,300	206
* Adobe Systems, Inc.	4,800	205
* Dolby Laboratories Inc.	3,800	189
National Semiconductor Corp.	7,100	161
* Equinix, Inc.	1,500	152
* Amkor Technology, Inc.	12,790	109
* CSG Systems International, Inc.	6,670	98
United Online, Inc.	7,600	90
* Varian Semiconductor Equipment Associates, Inc.	2,300	85
* AsiaInfo Holdings, Inc.	6,500	71
* Comtech Telecommunications Corp.	1,300	70
^ Imergent, Inc.	5,100	54
* ADC Telecommunications, Inc.	3,200	50
* Kulicke & Soffa Industries, Inc.	5,600	38
* PC Connection, Inc.	2,900	33
* Dycom Industries, Inc.	1,200	32
* Greenfield Online, Inc.	1,900	28
* Sybase, Inc.	1,000	26
* VASCO Data Security International, Inc.	900	25
* Emulex Corp.	1,500	24
Jack Henry & Associates Inc.	1,000	24
* SanDisk Corp.	700	23
* Immersion Corp.	1,600	21
* Ciber, Inc.	3,200	20
* Perficient, Inc.	800	13

		49,194

Materials (4.0%)
Monsanto Co.	13,126	1,466
United States Steel Corp.	8,100	979
Alcoa Inc.	24,710	903
* Owens-Illinois, Inc.	16,700	827
* Terra Industries, Inc.	16,600	793
Steel Dynamics, Inc.	13,300	792
International Paper Co.	24,300	787
Southern Peru Copper Corp. (U.S. Shares)	6,920	728
Allegheny Technologies Inc.	8,200	708
Freeport-McMoRan Copper & Gold, Inc. Class B	6,200	635
Kaiser Aluminum Corp.	7,100	564
Celanese Corp. Series A	11,000	465
E.I. du Pont de Nemours & Co.	10,180	449
Lubrizol Corp.	8,000	433
Dow Chemical Co.	10,520	415
* OM Group, Inc.	5,400	311
* Headwaters Inc.	22,500	264
PPG Industries, Inc.	1,600	112
Ball Corp.	1,802	81
Rock-Tenn Co.	2,900	74

		11,786

Telecommunication Services (3.2%)
AT&T Inc.	106,129	4,411
Verizon Communications Inc.	60,930	2,662
Sprint Nextel Corp.	49,789	654
* Qwest Communications International Inc.	87,400	613
* Cincinnati Bell Inc.	97,500	463
USA Mobility, Inc.	21,200	303
* American Tower Corp. Class A	5,900	251
Embarq Corp.	3,200	159
Alaska Communications Systems Holdings, Inc.	6,300	94

		9,610

Utilities (3.8%)
Sempra Energy	15,100	934
Consolidated Edison Inc.	18,000	879
* Mirant Corp.	20,700	807
Dominion Resources, Inc.	17,000	807
Duke Energy Corp.	38,990	786
Exelon Corp.	9,140	746
Pepco Holdings, Inc.	24,200	710
Edison International	12,740	680
Atmos Energy Corp.	24,200	679
Alliant Energy Corp.	16,000	651
Southern Union Co.	21,200	622
DTE Energy Co.	13,400	589
Portland General Electric Co.	20,600	572
WGL Holdings Inc.	15,900	521
Public Service Enterprise Group, Inc.	4,700	462
Progress Energy, Inc.	5,100	247
Southern Co.	6,260	243
FPL Group, Inc.	2,833	192
SCANA Corp.	1,600	67
* Reliant Energy, Inc.	1,900	50
Questar Corp.	800	43
Energen Corp.	500	32
Northeast Utilities	900	28

		11,347

Total Common Stocks
(Cost $288,720)		295,311

Temporary Cash Investments (0.3%)

Money Market Fund (0.2%)
[1] Vanguard Market Liquidity Fund, 4.664%	598,611	599
	Face
	Amount
	($000)

U.S. Government Obligation (0.1%)
[2] Federal Home Loan Bank
[3] 4.511%, 1/23/08	200	200

Total Temporary Cash Investments
(Cost $796)		799

Total Investments (100.0%)
(Cost $289,516)		296,110

Other Assets and Liabilities - Net (0.0%)		62

Net Assets (100%)		296,172

*  Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
 Rate shown is the 7-day yield. 2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
3 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2007, the cost of investment securities for tax purposes was $289,516,000. Net unrealized appreciation of investment securities for tax purposes was $6,594,000, consisting of unrealized gains of $27,498,000 on securities that had risen in value since their purchase and $20,904,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	2	738	5
E-mini S&P 500 Index	1	74	-

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Structured Large-Cap Equity Fund
Schedule of Investment
December 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.8%)

Consumer Discretionary (8.5%)
The Walt Disney Co.	177,163	5,719
McDonald's Corp.	96,068	5,659
Time Warner, Inc.	332,180	5,484
NIKE, Inc. Class B	79,800	5,126
Home Depot, Inc.	162,760	4,385
Omnicom Group Inc.	86,636	4,118
CBS Corp.	151,049	4,116
Whirlpool Corp.	42,490	3,468
* Comcast Corp. Class A	187,895	3,431
Lowe's Cos., Inc.	144,558	3,270
Sherwin-Williams Co.	54,641	3,171
* Amazon.com, Inc.	32,000	2,964
* Ford Motor Co.	429,700	2,892
Tiffany & Co.	58,600	2,697
Wyndham Worldwide Corp.	109,766	2,586
News Corp., Class A	125,044	2,562
Carnival Corp.	55,007	2,447
Target Corp.	47,993	2,400
Johnson Controls, Inc.	61,500	2,216
Darden Restaurants Inc.	69,400	1,923
* AutoZone Inc.	14,500	1,739
Genuine Parts Co.	36,700	1,699
* Big Lots Inc.	99,100	1,585
* Viacom Inc. Class B	25,650	1,127
VF Corp.	16,200	1,112
Clear Channel Communications, Inc.	28,500	984
RadioShack Corp.	52,100	878
Yum! Brands, Inc.	17,100	654
Harrah's Entertainment, Inc.	5,000	444
* DIRECTV Group, Inc.	14,300	331
Best Buy Co., Inc.	6,150	324
The McGraw-Hill Cos., Inc.	6,300	276
* Starbucks Corp.	13,471	276
Wendy's International, Inc.	1,900	49

		82,112

Consumer Staples (10.2%)
The Procter & Gamble Co.	232,599	17,077
Altria Group, Inc.	172,540	13,041
Wal-Mart Stores, Inc.	202,564	9,628
PepsiCo, Inc.	108,999	8,273
The Coca-Cola Co.	132,893	8,156
General Mills, Inc.	78,100	4,452
The Kroger Co.	158,942	4,245
Anheuser-Busch Cos., Inc.	75,786	3,967
Walgreen Co.	102,499	3,903
Molson Coors Brewing Co. Class B	71,300	3,681
Colgate-Palmolive Co.	42,954	3,349
CVS/Caremark Corp.	84,226	3,348
Kimberly-Clark Corp.	47,449	3,290
Kraft Foods Inc.	91,176	2,975
Sara Lee Corp.	156,800	2,518
The Pepsi Bottling Group, Inc.	47,100	1,859
Reynolds American Inc.	20,940	1,381
Costco Wholesale Corp.	16,354	1,141
Archer-Daniels-Midland Co.	23,600	1,096
Safeway, Inc.	24,423	836
The Estee Lauder Cos. Inc. Class A	14,669	640
SuperValu Inc.	3,800	143

		98,999

Energy (12.9%)
ExxonMobil Corp.	405,855	38,025
Chevron Corp.	150,657	14,061
ConocoPhillips Co.	132,182	11,672
Schlumberger Ltd.	80,055	7,875
Occidental Petroleum Corp.	77,086	5,935
* National Oilwell Varco Inc.	67,700	4,973
Murphy Oil Corp.	54,100	4,590
Chesapeake Energy Corp.	113,400	4,445
* Transocean, Inc.	30,677	4,391
Marathon Oil Corp.	71,176	4,332
Noble Energy, Inc.	53,500	4,254
Valero Energy Corp.	56,321	3,944
Apache Corp.	35,483	3,816
Sunoco, Inc.	51,200	3,709
Rowan Cos., Inc.	61,800	2,439
Devon Energy Corp.	20,734	1,843
Halliburton Co.	40,138	1,522
Anadarko Petroleum Corp.	18,070	1,187
Baker Hughes, Inc.	12,000	973
El Paso Corp.	52,400	903
Noble Corp.	11,900	672

		125,561

Financials (17.4%)
Bank of America Corp.	312,093	12,877
JPMorgan Chase & Co.	278,706	12,166
American International Group, Inc.	176,683	10,301
Citigroup, Inc.	342,012	10,069
Wells Fargo & Co.	250,311	7,557
The Goldman Sachs Group, Inc.	34,777	7,479
American Express Co.	105,043	5,464
Bank of New York Mellon Corp.	107,863	5,259
Morgan Stanley	98,798	5,247
U.S. Bancorp	161,002	5,110
ACE Ltd.	74,550	4,606
Wachovia Corp.	119,582	4,548
Ameriprise Financial, Inc.	68,820	3,793
The Travelers Cos., Inc.	67,851	3,650
State Street Corp.	42,727	3,469
The Allstate Corp.	63,606	3,322
XL Capital Ltd. Class A	64,000	3,220
Fannie Mae	76,996	3,078
The Hartford Financial Services Group Inc.	34,502	3,008
Charles Schwab Corp.	112,900	2,885
KeyCorp	120,125	2,817
Safeco Corp.	50,246	2,798
Unum Group	117,200	2,788
Merrill Lynch & Co., Inc.	48,812	2,620
SunTrust Banks, Inc.	40,654	2,540
MetLife, Inc.	39,081	2,408
Simon Property Group, Inc. REIT	27,136	2,357
Franklin Resources Corp.	20,533	2,350
Prudential Financial, Inc.	23,982	2,231
CME Group, Inc.	3,200	2,195
BB&T Corp.	65,587	2,012
Vornado Realty Trust REIT	21,270	1,871
Marshall & Ilsley Corp.	68,400	1,811
Boston Properties, Inc. REIT	19,100	1,754
General Growth Properties Inc. REIT	39,600	1,631
Fifth Third Bancorp	62,322	1,566
Lehman Brothers Holdings, Inc.	23,577	1,543
Discover Financial Services	102,099	1,540
Janus Capital Group Inc.	38,100	1,252
Legg Mason Inc.	17,000	1,244
AFLAC Inc.	19,069	1,194
Synovus Financial Corp.	48,143	1,159
Comerica, Inc.	26,602	1,158
ProLogis REIT	15,900	1,008
Federated Investors, Inc.	24,400	1,004
* CB Richard Ellis Group, Inc.	44,600	961
PNC Financial Services Group	11,251	739
Freddie Mac	19,969	680
Loews Corp.	12,643	636
Countrywide Financial Corp.	70,100	627
The Chubb Corp.	10,936	597
Apartment Investment & Management Co. Class A REIT	13,000	451
Capital One Financial Corp.	8,798	416
Washington Mutual, Inc.	16,346	222
Ambac Financial Group, Inc.	7,700	198

		169,486

Health Care (12.0%)
Johnson & Johnson	232,969	15,539
Pfizer Inc.	564,869	12,839
Merck & Co., Inc.	182,001	10,576
Abbott Laboratories	97,539	5,477
Bristol-Myers Squibb Co.	183,517	4,867
Eli Lilly & Co.	90,956	4,856
UnitedHealth Group Inc.	82,612	4,808
McKesson Corp.	70,681	4,630
* Express Scripts Inc.	58,932	4,302
* Humana Inc.	54,900	4,135
Baxter International, Inc.	66,264	3,847
Wyeth	81,739	3,612
Medtronic, Inc.	66,334	3,335
Schering-Plough Corp.	124,457	3,316
CIGNA Corp.	60,530	3,252
Aetna Inc.	56,213	3,245
* Forest Laboratories, Inc.	87,800	3,200
* Amgen, Inc.	61,597	2,861
* Gilead Sciences, Inc.	61,246	2,818
* Medco Health Solutions, Inc.	27,400	2,778
* WellPoint Inc.	31,255	2,742
* Biogen Idec Inc.	46,811	2,664
* Watson Pharmaceuticals, Inc.	85,700	2,326
AmerisourceBergen Corp.	29,669	1,331
* Laboratory Corp. of America Holdings	14,680	1,109
* King Pharmaceuticals, Inc.	66,418	680
Cardinal Health, Inc.	11,004	635
Stryker Corp.	3,650	273
* Boston Scientific Corp.	21,748	253

		116,306

Industrials (11.6%)
General Electric Co.	743,211	27,551
United Parcel Service, Inc.	93,227	6,593
The Boeing Co.	70,285	6,147
PACCAR, Inc.	87,725	4,779
Textron, Inc.	65,820	4,693
United Technologies Corp.	60,254	4,612
CSX Corp.	104,800	4,609
Honeywell International Inc.	73,487	4,525
Caterpillar, Inc.	62,175	4,511
Precision Castparts Corp.	31,000	4,300
Deere & Co.	46,100	4,293
Union Pacific Corp.	28,598	3,592
3M Co.	42,432	3,578
Parker Hannifin Corp.	46,200	3,479
Waste Management, Inc.	97,367	3,181
Raytheon Co.	50,805	3,084
Northrop Grumman Corp.	38,721	3,045
W.W. Grainger, Inc.	32,273	2,825
Emerson Electric Co.	40,458	2,292
Lockheed Martin Corp.	17,447	1,836
Cummins Inc.	13,196	1,681
General Dynamics Corp.	18,044	1,606
FedEx Corp.	13,644	1,217
Ryder System, Inc.	20,700	973
Burlington Northern Santa Fe Corp.	10,591	881
* Allied Waste Industries, Inc.	68,313	753
Illinois Tool Works, Inc.	12,308	659
Danaher Corp.	5,900	518
Tyco International, Ltd.	13,013	516
R.R. Donnelley & Sons Co.	13,000	491
Cooper Industries, Inc. Class A	8,200	434

		113,254

Information Technology (16.7%)
Microsoft Corp.	634,533	22,589
* Apple Inc.	60,346	11,953
International Business Machines Corp.	110,345	11,928
* Cisco Systems, Inc.	438,389	11,867
* Google Inc.	15,855	10,963
Hewlett-Packard Co.	215,015	10,854
Intel Corp.	405,968	10,823
* Oracle Corp.	343,237	7,750
Texas Instruments, Inc.	139,663	4,665
* NVIDIA Corp.	134,000	4,559
Xerox Corp.	246,500	3,991
QUALCOMM Inc.	101,092	3,978
Corning, Inc.	159,461	3,825
* BMC Software, Inc.	105,733	3,768
* Juniper Networks, Inc.	113,400	3,765
Electronic Data Systems Corp.	173,740	3,602
* Sun Microsystems, Inc.	190,625	3,456
National Semiconductor Corp.	148,100	3,353
* Computer Sciences Corp.	66,500	3,290
* Dell Inc.	131,364	3,220
* Adobe Systems, Inc.	66,900	2,859
Applied Materials, Inc.	151,434	2,689
* Yahoo! Inc.	92,445	2,150
* Symantec Corp.	132,200	2,134
* EMC Corp.	108,750	2,015
* eBay Inc.	58,746	1,950
Motorola, Inc.	111,089	1,782
Automatic Data Processing, Inc.	18,220	811
Tyco Electronics Ltd.	13,600	505
* Novellus Systems, Inc.	17,701	488
* Akamai Technologies, Inc.	12,600	436
* Compuware Corp.	10,700	95
* Intuit, Inc.	2,300	73

		162,186

Materials (3.3%)
Freeport-McMoRan Copper & Gold, Inc. Class B	56,300	5,767
Monsanto Co.	50,670	5,659
United States Steel Corp.	37,406	4,523
Air Products & Chemicals, Inc.	41,600	4,103
Alcoa Inc.	94,900	3,469
International Paper Co.	82,000	2,655
E.I. du Pont de Nemours & Co.	47,970	2,115
Dow Chemical Co.	48,858	1,926
PPG Industries, Inc.	14,700	1,032
Eastman Chemical Co.	12,500	764

		32,013

Telecommunication Services (3.6%)
AT&T Inc.	434,472	18,057
Verizon Communications Inc.	243,180	10,625
* Qwest Communications International Inc.	501,848	3,518
Sprint Nextel Corp.	150,582	1,977
CenturyTel, Inc.	29,900	1,240

		35,417

Utilities (3.6%)
Public Service Enterprise Group, Inc.	53,100	5,217
American Electric Power Co., Inc.	92,100	4,288
Edison International	77,700	4,147
Consolidated Edison Inc.	81,400	3,976
Pepco Holdings, Inc.	119,700	3,511
Exelon Corp.	37,475	3,059
Duke Energy Corp.	146,870	2,962
Dominion Resources, Inc.	51,460	2,442
* Dynegy, Inc.	234,800	1,676
Sempra Energy	25,600	1,584
Southern Co.	31,412	1,217
FPL Group, Inc.	15,000	1,017
DTE Energy Co.	2,100	92

		35,188

Total Common Stocks
(Cost $913,657)		970,522

Temporary Cash Investment (0.0%)

	Face
	Amount
	($000)

[1] Federal Home Loan Bank
[2] 4.714%, 2/15/08
(Cost $199)	200	199

Total Investments (99.8%)
(Cost $913,856)		970,721

Other Assets and Liabilities - Net (0.2%)		1,553

Net Assets (100%)		972,274

* Non-income-producing security.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2 Securities with a value of $199,000 have been segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2007, the cost of investment securities for tax purposes was $913,856,000. Net unrealized appreciation of investment securities for tax purposes was $56,865,000, consisting of unrealized gains of $114,057,000 on securities that had risen in value since their purchase and $57,192,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	17	1,256	(19)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Structured Large-Cap Growth Fund
Schedule of Investments
December 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.6%)

Consumer Discretionary (11.2%)
Yum! Brands, Inc.	9,718	372
Target Corp.	7,320	366
Lowe's Cos., Inc.	14,923	338
Johnson Controls, Inc.	9,200	332
Omnicom Group Inc.	6,902	328
* Amazon.com, Inc.	3,400	315
The Walt Disney Co.	9,442	305
Home Depot, Inc.	10,659	287
Garmin Ltd.	2,800	272
* AutoZone Inc.	2,100	252
* EchoStar Communications Corp. Class A	6,486	245
NIKE, Inc. Class B	3,728	239
Sherwin-Williams Co.	4,070	236
News Corp., Class A	11,334	232
* Comcast Corp. Class A	12,529	229
Best Buy Co., Inc.	4,273	225
Whirlpool Corp.	2,721	222
Wynn Resorts Ltd.	1,800	202
J.C. Penney Co., Inc. (Holding Co.)	4,575	201
McDonald's Corp.	3,364	198
* Dollar Tree Stores, Inc.	7,541	195
* ITT Educational Services, Inc.	2,100	179
Darden Restaurants Inc.	5,684	158
* Viacom Inc. Class B	3,459	152
Time Warner, Inc.	8,449	139
Carnival Corp.	2,885	128
Tiffany & Co.	2,500	115
The McGraw-Hill Cos., Inc.	2,427	106
Burger King Holdings Inc.	3,008	86
TJX Cos., Inc.	2,900	83
* DIRECTV Group, Inc.	3,360	78
* Starbucks Corp.	3,693	76
Brinker International, Inc.	3,557	70
Clear Channel Communications, Inc.	2,000	69
New York Times Co. Class A	3,700	65
Abercrombie & Fitch Co.	760	61
RadioShack Corp.	3,600	61
* Time Warner Cable, Inc.	1,600	44
OfficeMax, Inc.	1,700	35
* Las Vegas Sands Corp.	330	34
Harley-Davidson, Inc.	600	28
Wendy's International, Inc.	800	21
* Clear Channel Outdoor Holdings, Inc. Class A	700	19
* NutriSystem, Inc.	600	16
* MGM Mirage, Inc.	130	11

		7,425

Consumer Staples (10.3%)
PepsiCo, Inc.	14,211	1,079
Altria Group, Inc.	11,169	844
The Procter & Gamble Co.	10,849	797
Wal-Mart Stores, Inc.	16,557	787
The Coca-Cola Co.	11,983	735
Walgreen Co.	10,260	391
Colgate-Palmolive Co.	4,805	375
Sara Lee Corp.	15,171	244
The Pepsi Bottling Group, Inc.	5,400	213
Sysco Corp.	6,794	212
CVS/Caremark Corp.	5,184	206
* NBTY, Inc.	6,200	170
Anheuser-Busch Cos., Inc.	2,789	146
The Kroger Co.	4,600	123
Carolina Group	1,400	119
Costco Wholesale Corp.	1,575	110
The Estee Lauder Cos. Inc. Class A	2,200	96
Kimberly-Clark Corp.	1,379	96
H.J. Heinz Co.	1,400	65

		6,808

Energy (8.7%)
Schlumberger Ltd.	9,500	935
ExxonMobil Corp.	9,073	850
* Transocean, Inc.	3,157	452
* National Oilwell Varco Inc.	5,848	430
Valero Energy Corp.	4,753	333
Chesapeake Energy Corp.	7,582	297
* Cameron International Corp.	6,000	289
Sunoco, Inc.	3,770	273
ENSCO International, Inc.	4,497	268
* Continental Resources, Inc.	8,600	225
Halliburton Co.	5,890	223
Noble Corp.	3,852	218
Noble Energy, Inc.	2,700	215
Frontier Oil Corp.	5,000	203
* Global Industries Ltd.	8,700	186
Tidewater Inc.	3,200	176
Baker Hughes, Inc.	1,939	157
XTO Energy, Inc.	193	10
* FMC Technologies Inc.	100	6

		5,746

Financials (6.9%)
American Express Co.	8,027	418
The Goldman Sachs Group, Inc.	1,795	386
Northern Trust Corp.	4,130	316
State Street Corp.	3,666	298
* TD Ameritrade Holding Corp.	12,800	257
Janus Capital Group Inc.	7,500	246
Franklin Resources Corp.	1,886	216
Charles Schwab Corp.	8,015	205
ProLogis REIT	2,829	179
AFLAC Inc.	2,769	173
Simon Property Group, Inc. REIT	1,691	147
CME Group, Inc.	202	139
Bank of New York Mellon Corp.	2,730	133
XL Capital Ltd. Class A	2,600	131
Legg Mason Inc.	1,600	117
The First Marblehead Corp.	7,533	115
NYSE Euronext	1,200	105
Synovus Financial Corp.	4,327	104
Prudential Financial, Inc.	1,097	102
Forest City Enterprise Class A	2,140	95
* GLG Partners, Inc.	6,900	94
Morgan Stanley	1,749	93
The Macerich Co. REIT	1,300	92
Taubman Co. REIT	1,500	74
Federated Investors, Inc.	1,700	70
ACE Ltd.	1,100	68
Discover Financial Services	3,300	50
Merrill Lynch & Co., Inc.	778	42
Bank of Hawaii Corp.	799	41
Freddie Mac	1,090	37
CNA Financial Corp.	900	30
American International Group, Inc.	162	9
General Growth Properties Inc. REIT	100	4

		4,586

Health Care (15.9%)
Merck & Co., Inc.	16,503	959
UnitedHealth Group Inc.	12,649	736
Abbott Laboratories	11,969	672
Johnson & Johnson	8,312	554
Bristol-Myers Squibb Co.	19,018	504
* Medco Health Solutions, Inc.	4,645	471
Medtronic, Inc.	8,440	424
Schering-Plough Corp.	14,832	395
Baxter International, Inc.	6,742	391
McKesson Corp.	5,640	369
* Express Scripts Inc.	4,978	363
CIGNA Corp.	5,700	306
* Humana Inc.	4,000	301
* Gilead Sciences, Inc.	6,370	293
Eli Lilly & Co.	5,279	282
Aetna Inc.	4,717	272
* WellPoint Inc.	2,928	257
* Forest Laboratories, Inc.	6,994	255
* Amgen, Inc.	5,418	252
* Endo Pharmaceuticals Holdings, Inc.	8,392	224
* Cephalon, Inc.	3,038	218
* Charles River Laboratories, Inc.	3,300	217
Becton, Dickinson & Co.	2,541	212
* Laboratory Corp. of America Holdings	2,750	208
* Warner Chilcott Ltd.	11,600	206
Wyeth	4,653	206
* Genentech, Inc.	3,055	205
AmerisourceBergen Corp.	3,530	158
* Watson Pharmaceuticals, Inc.	5,600	152
Stryker Corp.	1,627	122
Cardinal Health, Inc.	1,980	114
* Techne Corp.	1,700	112
* Biogen Idec Inc.	1,431	81
* Celgene Corp.	500	23

		10,514

Industrials (12.8%)
The Boeing Co.	7,404	648
United Parcel Service, Inc.	6,647	470
Caterpillar, Inc.	6,425	466
Honeywell International Inc.	6,780	417
3M Co.	4,926	415
Textron, Inc.	5,278	376
PACCAR, Inc.	6,435	351
United Technologies Corp.	4,282	328
Cummins Inc.	2,535	323
Precision Castparts Corp.	2,247	312
Fluor Corp.	2,000	291
General Electric Co.	7,851	291
The Manitowoc Co., Inc.	5,612	274
Emerson Electric Co.	4,446	252
Union Pacific Corp.	1,983	249
Lockheed Martin Corp.	2,354	248
CSX Corp.	5,435	239
Cooper Industries, Inc. Class A	4,200	222
Raytheon Co.	3,104	188
Manpower Inc.	3,250	185
Burlington Northern Santa Fe Corp.	2,100	175
L-3 Communications Holdings, Inc.	1,514	160
* Allied Waste Industries, Inc.	14,409	159
Goodrich Corp.	2,200	155
* Corrections Corp. of America	5,210	154
* Hertz Global Holdings Inc.	9,000	143
FedEx Corp.	1,584	141
Waste Management, Inc.	4,058	133
* First Solar, Inc.	400	107
Danaher Corp.	1,200	105
Illinois Tool Works, Inc.	1,958	105
* AMR Corp.	7,379	104
Northrop Grumman Corp.	982	77
Aircastle Ltd.	2,800	74
* AGCO Corp.	900	61
GATX Corp.	1,616	59
* Northwest Airlines Corp.	1,900	28

		8,485

Information Technology (28.3%)
Microsoft Corp.	72,085	2,566
* Apple Inc.	7,712	1,528
* Cisco Systems, Inc.	54,250	1,469
* Google Inc.	1,875	1,297
Intel Corp.	47,820	1,275
Hewlett-Packard Co.	24,077	1,215
International Business Machines Corp.	9,807	1,060
* Oracle Corp.	36,196	817
QUALCOMM Inc.	12,603	496
Texas Instruments, Inc.	14,361	480
* Dell Inc.	16,881	414
Corning, Inc.	15,907	382
* eBay Inc.	11,356	377
MasterCard, Inc. Class A	1,720	370
Accenture Ltd.	10,235	369
* NVIDIA Corp.	10,800	367
* Intuit, Inc.	9,602	304
* MEMC Electronic Materials, Inc.	3,191	282
* BMC Software, Inc.	7,860	280
* EMC Corp.	14,694	272
Automatic Data Processing, Inc.	6,000	267
Seagate Technology	9,500	242
* Adobe Systems, Inc.	5,083	217
* Arrow Electronics, Inc.	5,352	210
* Varian Semiconductor Equipment Associates, Inc.	5,421	201
Electronic Data Systems Corp.	9,565	198
National Semiconductor Corp.	8,502	192
* Avnet, Inc.	5,440	190
* Yahoo! Inc.	7,857	183
Broadridge Financial Solutions LLC	7,100	159
Applied Materials, Inc.	8,699	154
Western Union Co.	5,722	139
Fidelity National Information Services, Inc.	3,000	125
* Brocade Communications Systems, Inc.	15,103	111
* Symantec Corp.	5,700	92
* Synopsys, Inc.	3,400	88
* Teradyne, Inc.	7,500	78
* Broadcom Corp.	2,800	73
* Dolby Laboratories Inc.	1,333	66
* Vishay Intertechnology, Inc.	5,700	65
* LAM Research Corp.	1,260	54
* VMware Inc.	400	34

		18,758

Materials (3.4%)
Monsanto Co.	5,327	595
* Owens-Illinois, Inc.	5,500	272
Southern Peru Copper Corp. (U.S. Shares)	2,436	256
Allegheny Technologies Inc.	2,900	251
Celanese Corp. Series A	5,470	231
Freeport-McMoRan Copper & Gold, Inc. Class B	1,971	202
RPM International, Inc.	7,700	156
Steel Dynamics, Inc.	2,113	126
Lubrizol Corp.	1,783	97
Praxair, Inc.	600	53
Ball Corp.	700	32

		2,271

Telecommunication Services (0.7%)
Telephone & Data Systems, Inc.	3,591	225
* U.S. Cellular Corp.	2,192	184
Windstream Corp.	5,300	69
* Metropcs Communications Inc.	700	14

		492

Utilities (1.4%)
* NRG Energy, Inc.	6,400	277
* Mirant Corp.	6,800	265
Questar Corp.	2,800	151
Exelon Corp.	1,772	145
PPL Corp.	1,400	73
DPL Inc.	800	24

		935

Total Common Stocks
(Cost $58,764)		66,020

Temporary Cash Investments (0.4%)

Money Market Fund (0.2%)
[1] Vanguard Market Liquidity Fund, 4.664%	119,617	120
	Face
	Amount
	($000)

U.S. Government Obligation (0.2%)
[2] Federal Home Loan Bank
[3] 4.511%, 1/23/08	100	100

Total Temporary Cash Investments
(Cost $219)		220

Total Investments (100.0%)
(Cost $58,983)		66,240

Other Assets and Liabilities - Net (0.0%)		27

Net Assets (100%)		66,267

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2007, the cost of investment securities for tax purposes was $58,983,000. Net unrealized appreciation of investment securities for tax purposes was $7,257,000, consisting of unrealized gains of $10,262,000 on securities that had risen in value since their purchase and $3,005,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S &P 500 Index	3	222	(4)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Structured Large-Cap Value Fund
Schedule of Investments
December 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.8%)

Consumer Discretionary (7.2%)
McDonald's Corp.	11,404	672
Time Warner, Inc.	37,720	623
The Walt Disney Co.	14,290	461
CBS Corp.	15,050	410
* Liberty Media Corp.-Capital Series A	3,400	396
Home Depot, Inc.	10,300	277
Genuine Parts Co.	5,800	269
* Ford Motor Co.	38,100	256
Whirlpool Corp.	3,000	245
Black & Decker Corp.	3,300	230
* Mohawk Industries, Inc.	2,500	186
Carnival Corp.	4,100	182
* Comcast Corp. Class A	8,475	155
Clear Channel Communications, Inc.	4,300	148
Johnson Controls, Inc.	4,000	144
Regal Entertainment Group Class A	7,400	134
Eastman Kodak Co.	4,100	90
Wyndham Worldwide Corp.	3,748	88
News Corp., Class A	4,210	86
Sherwin-Williams Co.	1,400	81
* AutoNation, Inc.	4,900	77
* Expedia, Inc.	2,200	70
Barnes & Noble, Inc.	1,400	48
* Dollar Tree Stores, Inc.	1,200	31
VF Corp.	400	27
RadioShack Corp.	1,600	27
The Gap, Inc.	800	17
* Sears Holdings Corp.	100	10
Autoliv, Inc.	152	8
International Speedway Corp.	100	4

		5,452

Consumer Staples (8.7%)
The Procter & Gamble Co.	19,490	1,431
Altria Group, Inc.	10,730	811
Kraft Foods Inc.	17,801	581
The Coca-Cola Co.	9,290	570
Wal-Mart Stores, Inc.	8,500	404
Reynolds American Inc.	5,440	359
The Kroger Co.	11,400	305
Carolina Group	3,300	282
J.M. Smucker Co.	5,000	257
H.J. Heinz Co.	5,400	252
Kimberly-Clark Corp.	3,570	248
Archer-Daniels-Midland Co.	5,300	246
Anheuser-Busch Cos., Inc.	4,490	235
CVS/Caremark Corp.	5,300	211
General Mills, Inc.	2,235	127
Safeway, Inc.	3,000	103
Colgate-Palmolive Co.	1,300	101
SuperValu Inc.	1,300	49
The Pepsi Bottling Group, Inc.	800	32
Costco Wholesale Corp.	200	14

		6,618

Energy (16.4%)
ExxonMobil Corp.	47,610	4,461
Chevron Corp.	22,290	2,080
ConocoPhillips Co.	18,574	1,640
Occidental Petroleum Corp.	10,020	771
Hess Corp.	5,500	555
Marathon Oil Corp.	9,100	554
Apache Corp.	4,400	473
Noble Energy, Inc.	4,800	382
Devon Energy Corp.	3,800	338
Anadarko Petroleum Corp.	3,650	240
Tidewater Inc.	4,100	225
Chesapeake Energy Corp.	4,400	173
Valero Energy Corp.	2,320	162
Overseas Shipholding Group Inc.	1,900	141
El Paso Corp.	7,300	126
Frontier Oil Corp.	1,700	69
Helmerich & Payne, Inc.	1,100	44
St. Mary Land & Exploration Co.	700	27
Murphy Oil Corp.	200	17

		12,478

Financials (28.9%)
Bank of America Corp.	45,892	1,894
JPMorgan Chase & Co.	38,480	1,680
Citigroup, Inc.	50,690	1,492
American International Group, Inc.	21,140	1,233
Wells Fargo & Co.	38,900	1,174
Wachovia Corp.	19,340	736
U.S. Bancorp	20,970	666
Morgan Stanley	12,190	647
The Goldman Sachs Group, Inc.	2,760	594
Fannie Mae	12,630	505
The Travelers Cos., Inc.	8,600	463
ACE Ltd.	7,218	446
The Allstate Corp.	7,650	400
The Hartford Financial Services Group Inc.	4,200	366
Ameriprise Financial, Inc.	6,500	358
Merrill Lynch & Co., Inc.	6,400	344
Unum Group	13,200	314
Loews Corp.	6,200	312
Bank of New York Mellon Corp.	6,143	300
Everest Re Group, Ltd.	2,900	291
Safeco Corp.	5,200	290
Lehman Brothers Holdings, Inc.	4,360	285
RenaissanceRe Holdings Ltd.	4,700	283
* Arch Capital Group Ltd.	3,900	274
Endurance Specialty Holdings Ltd.	6,400	267
Prudential Financial, Inc.	2,850	265
KeyCorp	11,300	265
Commerce Bancshares, Inc.	5,864	263
Bank of Hawaii Corp.	4,830	247
XL Capital Ltd. Class A	4,700	236
MetLife, Inc.	3,810	235
BB&T Corp.	7,650	235
Discover Financial Services	15,145	228
UnionBanCal Corp.	4,426	216
Fifth Third Bancorp	8,450	212
Vornado Realty Trust REIT	2,300	202
Raymond James Financial, Inc.	5,500	180
SunTrust Banks, Inc.	2,760	172
PNC Financial Services Group	2,600	171
Simon Property Group, Inc. REIT	1,870	162
The Chubb Corp.	2,900	158
Colonial BancGroup, Inc.	11,400	154
Marshall & Ilsley Corp.	5,700	151
State Street Corp.	1,800	146
SL Green Realty Corp. REIT	1,397	131
Capital One Financial Corp.	2,740	130
Host Hotels & Resorts Inc. REIT	7,500	128
Boston Properties, Inc. REIT	1,300	119
Webster Financial Corp.	3,700	118
General Growth Properties Inc. REIT	2,700	111
Federal Realty Investment Trust REIT	1,300	107
American Capital Strategies, Ltd.	3,100	102
Hospitality Properties Trust REIT	3,100	100
Freddie Mac	2,870	98
Apartment Investment & Management Co. Class A REIT	2,790	97
ProLogis REIT	1,500	95
Mack-Cali Realty Corp. REIT	2,500	85
Torchmark Corp.	1,400	85
Thornburg Mortgage, Inc. REIT	8,600	79
Janus Capital Group Inc.	2,400	79
HRPT Properties Trust REIT	10,100	78
Washington Mutual, Inc.	5,590	76
* MF Global Ltd.	2,300	72
Colonial Properties Trust REIT	2,800	63
Comerica, Inc.	1,400	61
TCF Financial Corp.	3,300	59
PartnerRe Ltd.	700	58
East West Bancorp, Inc.	2,200	53
Taubman Co. REIT	1,000	49
Equity Residential REIT	880	32
Ambac Financial Group, Inc.	1,100	28
Camden Property Trust REIT	400	19
Countrywide Financial Corp.	1,990	18
OneBeacon Insurance Group Ltd.	800	17
Allied World Assurance Holdings, Ltd.	300	15
Avalonbay Communities, Inc. REIT	150	14
Kimco Realty Corp. REIT	312	11
Reinsurance Group of America, Inc.	200	11
HCP, Inc. REIT	300	10
Essex Property Trust, Inc. REIT	100	10
Douglas Emmett, Inc. REIT	400	9
Public Storage, Inc. REIT	100	7
IndyMac Bancorp, Inc.	500	3
MBIA, Inc.	100	2

		21,951

Health Care (7.2%)
Pfizer Inc.	78,720	1,789
Johnson & Johnson	18,390	1,227
Eli Lilly & Co.	6,830	365
Covidien Ltd.	7,075	313
Merck & Co., Inc.	5,280	307
Wyeth	6,650	294
McKesson Corp.	3,900	256
* Biogen Idec Inc.	4,200	239
* WellPoint Inc.	2,490	218
* Medco Health Solutions, Inc.	1,400	142
* Boston Scientific Corp.	7,900	92
* Amgen, Inc.	1,800	84
* Watson Pharmaceuticals, Inc.	2,900	79
* Charles River Laboratories, Inc.	500	33
* Millennium Pharmaceuticals, Inc.	2,100	31
* King Pharmaceuticals, Inc.	2,500	26
Aetna Inc.	300	17

		5,512

Industrials (10.5%)
General Electric Co.	96,450	3,575
Deere & Co.	5,400	503
Parker Hannifin Corp.	4,750	358
Northrop Grumman Corp.	4,450	350
Ingersoll-Rand Co.	7,300	339
Masco Corp.	13,600	294
CSX Corp.	6,600	290
Pentair, Inc.	7,200	251
General Dynamics Corp.	2,780	247
* AGCO Corp.	3,600	245
United Technologies Corp.	3,100	237
Raytheon Co.	3,600	219
R.R. Donnelley & Sons Co.	4,900	185
* Hertz Global Holdings Inc.	10,800	172
Union Pacific Corp.	1,220	153
Honeywell International Inc.	2,450	151
Tyco International, Ltd.	3,375	134
* Northwest Airlines Corp.	6,000	87
* Allied Waste Industries, Inc.	5,900	65
Textron, Inc.	800	57
3M Co.	500	42
* United Rentals, Inc.	800	15
* Armstrong Worldwide Industries, Inc.	200	8

		7,977

Information Technology (3.3%)
Tyco Electronics Ltd.	11,775	437
International Business Machines Corp.	3,560	385
Xerox Corp.	20,400	330
Motorola, Inc.	19,980	320
* Computer Sciences Corp.	6,150	304
* Sun Microsystems, Inc.	11,600	210
* Fairchild Semiconductor International, Inc.	11,900	172
* Cadence Design Systems, Inc.	8,700	148
* Genpact, Ltd.	5,000	76
* ADC Telecommunications, Inc.	4,826	75
* Teradyne, Inc.	2,100	22
* Integrated Device Technology Inc.	1,900	22
* VMware Inc.	200	17

		2,518

Materials (4.4%)
Alcoa Inc.	11,520	421
Dow Chemical Co.	10,310	406
United States Steel Corp.	3,300	399
International Paper Co.	11,100	359
E.I. du Pont de Nemours & Co.	6,500	287
* Owens-Illinois, Inc.	5,400	267
Celanese Corp. Series A	6,288	266
Reliance Steel & Aluminum Co.	4,800	260
Cytec Industries, Inc.	3,700	228
* The Mosaic Co.	2,200	208
Freeport-McMoRan Copper & Gold, Inc. Class B	1,200	123
Eastman Chemical Co.	1,000	61
Nucor Corp.	600	36

		3,321

Telecommunication Services (6.5%)
AT&T Inc.	64,713	2,690
Verizon Communications Inc.	33,040	1,444
Sprint Nextel Corp.	24,820	326
* Qwest Communications International Inc.	37,400	262
CenturyTel, Inc.	2,900	120
* U.S. Cellular Corp.	1,000	84
Windstream Corp.	900	12
Embarq Corp.	150	7

		4,945

Utilities (6.7%)
Sempra Energy	6,700	415
Edison International	7,300	390
Dominion Resources, Inc.	7,868	373
Consolidated Edison Inc.	7,600	371
Duke Energy Corp.	17,460	352
Alliant Energy Corp.	7,000	285
PG&E Corp.	6,500	280
Energen Corp.	4,300	276
* Mirant Corp.	6,800	265
Southern Union Co.	8,900	261
Public Service Enterprise Group, Inc.	2,600	255
Atmos Energy Corp.	9,100	255
* Reliant Energy, Inc.	9,700	255
Exelon Corp.	3,100	253
Southern Co.	5,790	224
American Electric Power Co., Inc.	4,800	224
FPL Group, Inc.	3,100	210
Pepco Holdings, Inc.	4,200	123

		5,067

Total Common Stocks
(Cost $70,863)		75,839

Temporary Cash Investment (0.3%)

	Face
	Amount
	($000)

(1)Federal Home Loan Bank
(2)4.384%, 1/23/08
(Cost $198)	200	200

Total Investments (100.1%)
(Cost $71,061)		76,039

Other Assets and Liabilities - Net (-0.1%)		(54)

Net Assets (100%)		75,985

* Non-income-producing security.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2007, the cost of investment securities for tax purposes was $71,061,000. Net unrealized appreciation of investment securities for tax purposes was $4,978,000, consisting of unrealized gains of $10,050,000 on securities that had risen in value since their purchase and $5,072,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S &P 500 Index	2	148	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 12, 2008

VANGUARD QUANTITATIVE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 12, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.